Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Jun. 30, 2026
Parent Company Only Condensed Financial Information [Abstract]
Schedule of Condensed Balance Sheets

Condensed balance sheets

	As of June 30
	2026	2025
ASSETS
Current assets:
Cash and cash equivalents	1,159,899	61,092
Amounts due from subsidiaries	32,954,827	34,820,125
Prepayments, deposits and other assets, net	204,354	53,161
Total Current Assets	34,319,080	34,934,378

Non-current assets:
Investments in subsidiaries	33,884,223	43,942,900
Total Assets	68,203,303	78,877,278

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Other payable	24,962	-
Amounts due to subsidiaries	23,383,134	23,340,493
Total Current Liabilities	23,408,096	23,340,493
Total Liabilities	23,408,096	23,340,493

Shareholders’ Equity
Common shares, $0.0001 par value, 100,000,000 shares authorized; 29,854,852 shares issued and outstanding as of June 30, 2026; 27,988,452 shares issued and outstanding as of June 30, 2025	2,986	2,799
Additional paid-in capital	62,148,120	60,177,851
Treasury shares	(132,303)	-
Accumulated deficit	(14,729,717)	(1,548,358)
Accumulated other comprehensive loss	(2,493,879)	(3,095,507)

Total Shareholders’ Equity	44,795,207	55,536,785

Total Liabilities and Shareholders’ Equity	68,203,303	78,877,278

Schedule of Condensed Statements of Comprehensive Loss

Condensed statements of comprehensive loss

	For the year ended June 30
	2026	2025	2024
General and administrative expenses	(2,659,093)	(3,138,420)	(3,325,805)
Share of profit in subsidiaries, net (Note a)	(10,513,638)	(4,220,986)	428,620
Other income	-	413,038	567,220
Other expense	(8,628)	(103,366)	-

Loss before income tax	(13,181,359)	(7,049,734)	(2,329,965)
Net loss	(13,181,359)	(7,049,734)	(2,329,965)

Foreign currency translation gain (loss)	601,628	1,250,395	(355,308)

Comprehensive loss	(12,579,731)	(5,799,339)	(2,685,273)

Schedule of Condensed Statements of Cash Flows

Condensed statements of cash flows

	For the year ended June 30
	2026	2025	2024
Net cash provided by (used in) operating activities	1,084,443	(508,820)	5,780,974
Net cash used in financing activities	-	(3,641,025)	(2,554,508)
Effect of exchange rate changes on cash	14,364	(52,031)	(8,145)
Net increase (decrease) in cash and cash equivalents	1,098,807	(4,201,876)	3,218,321
Cash and cash equivalents, at the beginning of the year	61,092	4,262,968	1,044,647
Cash, and cash equivalents at the end of the year	1,159,899	61,092	4,262,968